Finance Costs, Net (Details)			1 Months Ended	12 Months Ended
	Jul. 06, 2022 USD ($) shares	Oct. 01, 2021 USD ($)	Nov. 01, 2021 USD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Dec. 21, 2023 shares
Finance Costs, Net (Details) [Line Items]
Convertible loans discount			28.00%
Change in fair value			$ 6,089,300
Interest costs incurred			$ 124,717
Net loss on debt extinguishment							$ 454,092
Derecognized and a loss on extinguishment		$ 30,000,000
Loan recognized at fair value		30,000,000
Transaction costs		$ 454,092		$ (2,407,977)	$ (3,506,630)
Shares issued (in Shares) | shares				30,203,676	167,610			999,963
Fair value	$ 2,215,739
Finance costs	$ 1,265,043
Capitalisation rate, measurement input [member]
Finance Costs, Net (Details) [Line Items]
Capitalization rate				22.8	17	16	16
Contingently issuable shares [member]
Finance Costs, Net (Details) [Line Items]
Shares issued (in Shares) | shares	42,594